Principal Accounting Policies - Revenue recognition (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Agency service fees to third-party advertising agencies	¥ 145.7	¥ 180.9	¥ 180.7
Revenues recognized from noncash transactions	¥ 20.7	¥ 6.8	¥ 8.7